Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	STARWOOD HOTEL & RESORTS WORLDWIDE, INC
Entity Central Index Key	0000316206
Document Type	8-K
Document Period End Date	Mar. 31, 2012
Amendment Flag	false